CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
Mar. 31, 2010
Cash flows from operating activities:
Net loss	$ (132,099)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of revenue earning equipment	442,671
Depreciation of property and equipment	39,630
Amortization of other intangible assets	16,372
Amortization and write-off of deferred financing costs	15,000
Amortization and write-off of debt discount	7,614
Stock-based compensation charges	8,997
(Gain) loss on derivatives	9,838
Amortization and ineffectiveness of cash flow hedges	20,899
Provision for losses on doubtful accounts	5,087
Asset writedowns	676
Deferred taxes on income	29,040
Gain on sale of property and equipment	(409)
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(28,545)
Due from Hertz affiliate	(5,333)
Inventories, prepaid expenses and other assets	(8,978)
Accounts payable	48,868
Accrued liabilities	(129,347)
Accrued taxes	(56,486)
Public liability and property damage	(4,175)
Net cash provided by operating activities	279,320
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	139,905
Revenue earning equipment expenditures	(2,214,469)
Proceeds from disposal of revenue earning equipment	1,606,447
Property and equipment expenditures	(51,292)
Proceeds from disposal of property and equipment	6,683
Sale of short-term investments, net	3,360
Other investing activities	341
Net cash used in investing activities	(509,025)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	8,472
Payment of long-term debt	(262,593)
Short term borrowings:
Proceeds	66,581
Payments	(79,279)
Proceeds (payments) under the revolving lines of credit, net	347,175
Distributions to noncontrolling interest	(2,975)
Proceeds from employee stock purchase plan	610
Loan with Hertz Global Holdings, Inc.	2
Payment of financing costs	(1,311)
Net cash provided by (used in) financing activities	76,682
Effect of foreign exchange rate changes on cash and cash equivalents	(32,687)
Net change in cash and cash equivalents during the period	(185,710)
Cash and cash equivalents at beginning of period	985,467
Cash and cash equivalents at end of period	799,757
Cash paid during the period for:
Interest (net of amounts capitalized)	173,284
Income taxes	24,564
Supplemental disclosures of non-cash flow information:
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	709,052
Sales of revenue earning equipment included in receivables	632,336
Purchases of property and equipment included in accounts payable	26,164
Sales of property and equipment included in receivables	$ 6,271